Schedule of Investments (unaudited) March 31, 2023	BlackRock LifePath® Dynamic 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 84.8%
BlackRock Advantage Emerging Markets Fund, Class K	36,825	$348,365
BlackRock Tactical Opportunities Fund, Class K	20,867	296,936
Diversified Equity Master Portfolio	$3,901,306	3,901,306
International Tilts Master Portfolio	$853,931	853,931
iShares Developed Real Estate Index Fund, Class K	22,738	204,645
iShares MSCI Canada ETF(b)	5,489	187,614
iShares MSCI EAFE ETF(b)	1,248	89,257
iShares MSCI EAFE Small-Cap ETF	4,169	248,097
iShares Russell 2000 ETF(b)	346	61,726

		6,191,877

Fixed-Income Funds — 2.2%
BlackRock Diversified Fixed Income Fund	320	3,154
BlackRock High Yield Bond Portfolio, Class K	9,303	63,165
iShares iBoxx $ Investment Grade Corporate Bond ETF	859	94,155

		160,474

Security	Shares	Value

Money Market Funds — 15.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	218,483	$218,548
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(c)	913,212	913,212

		1,131,760

Total Investments — 102.5% (Cost: $6,822,465)		7,484,111

Liabilities in Excess of Other Assets — (2.5)%		(181,530)

Net Assets — 100.0%		$7,302,581

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$329,216	$—		$—		$—	$19,149	$348,365	36,825	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	540,955	—		(322,405	)(a)	145	(147)	218,548	218,483	582	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	533,437	379,775	(a)	—		—	—	913,212	913,212	6,577		—
BlackRock Diversified Fixed Income Fund	—	3,195		—		—	(41)	3,154	320	18		—
BlackRock High Yield Bond Portfolio, Class K	60,781	1,014	(a)	—		—	1,370	63,165	9,303	1,002		—
BlackRock Tactical Opportunities Fund, Class K	300,901	—		—		—	(3,965)	296,936	20,867	—		—
Diversified Equity Master Portfolio	3,260,123	394,495	(a)(c)	—		(14,577)	261,265	3,901,306	$3,901,306	17,527		—
International Tilts Master Portfolio	783,503	5,259	(a)(c)	—		12,248	52,921	853,931	$853,931	4,999		—
iShares Developed Real Estate Index Fund, Class K	157,669	71,000		(24,000)		(4,056)	4,032	204,645	22,738	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	51,028	41,107		—		—	2,020	94,155	859	346		—
iShares MSCI Canada ETF	179,655	—		—		—	7,959	187,614	5,489	—		—
iShares MSCI EAFE ETF	81,919	—		—		—	7,338	89,257	1,248	—		—
iShares MSCI EAFE Small-Cap ETF	205,643	31,272		—		—	11,182	248,097	4,169	—		—
iShares Russell 2000 ETF	60,329	—		—		—	1,397	61,726	346	218		—
Master Total Return Portfolio(d)	10,043	—		(11,206	)(a)(c)	(362)	1,525	—	$—	183		—

						$(6,602)	$366,005	$7,484,111		$31,452		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

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Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	5	06/08/23	$76	$4,747
MSCI EAFE Index	5	06/16/23	524	16,808
MSCI Emerging Markets Index	7	06/16/23	348	12,269
Russell 2000 E-Mini Index	1	06/16/23	91	9
S&P 500 Micro E-Mini Index	19	06/16/23	393	23,394
10-Year U.S. Treasury Note	1	06/21/23	115	3,153

				$60,380

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	161,000	USD	119,075	Bank of America N.A.	06/21/23	$203
EUR	60,711	USD	64,439	Bank of America N.A.	06/21/23	1,691
EUR	60,711	USD	64,451	Goldman Sachs International	06/21/23	1,679

						3,573

USD	8,087	CAD	11,000	Bank of America N.A.	06/21/23	(62)
USD	110,957	CAD	150,000	Goldman Sachs International	06/21/23	(171)
USD	8,524	EUR	8,000	Morgan Stanley & Co. International PLC	06/21/23	(190)

						(423)

						$3,150

OTC Total Return Swaps

Upfront
Paid by the Fund		Received by the Fund								Premium	Unrealized

					Effective	Termination	Notional			Paid	Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	(Depreciation)

1-Day SOFR plus 0.22%, 4.80%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Merrill Lynch International	N/A	11/10/23	USD	137	$5,961	$—	$5,961

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)

pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,436,640	$—	$—	$1,436,640
Fixed-Income Funds	160,474	—	—	160,474
Money Market Funds	1,131,760	—	—	1,131,760

	$2,728,874	$—	$—	2,728,874

Investments Valued at NAV(a)				4,755,237

				$7,484,111

Derivative Financial Instruments(b)
Assets
Equity Contracts	$52,480	$10,708	$—	$63,188
Foreign Currency Exchange Contracts	—	3,573	—	3,573
Interest Rate Contracts	3,153	—	—	3,153
Liabilities
Foreign Currency Exchange Contracts	—	(423)	—	(423)

	$55,633	$13,858	$—	$69,491

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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